Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of receivables and contract liabilities from contracts with customers

	December 31, 2021	December 31, 2020
Receivables	150	0
Contract liabilities	51,633	91,041

Schedule of disaggregation of revenue

	2021	2020	2019
Major service lines:
Collaboration revenue	39,301	27,755	19,685
Service revenue	1,065	605	1,706
	40,366	28,360	21,391

Revenue:
Point in time	490	9,180	5,783
Over time	39,876	19,180	15,608
	40,366	28,360	21,391